Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Destiny Portfolios
Entity Central Index Key	0000035331
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Advisor Capital Development Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class C
Trading Symbol	FDECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
Net Assets	$ 4,751,610,291
Holdings Count | shares	172
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 18.2 Industrials 17.3 Health Care 12.4 Communication Services 9.6 Energy 9.4 Consumer Staples 4.4 Consumer Discretionary 3.2 Materials 1.4 Utilities 1.3 Real Estate 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Canada 2.0 Germany 1.3 Zambia 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.6 France 0.6 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.0 Germany - 1.3 Zambia - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.6 France - 0.6 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.1 GE Aerospace 5.6 Exxon Mobil Corp 5.0 NVIDIA Corp 4.9 Boeing Co 3.5 Meta Platforms Inc Class A 3.1 GE Vernova Inc 2.9 Bank of America Corp 2.7 Apple Inc 2.6 43.0
Fidelity Advisor Capital Development Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class M
Trading Symbol	FDTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Net Assets	$ 4,751,610,291
Holdings Count | shares	172
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 18.2 Industrials 17.3 Health Care 12.4 Communication Services 9.6 Energy 9.4 Consumer Staples 4.4 Consumer Discretionary 3.2 Materials 1.4 Utilities 1.3 Real Estate 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Canada 2.0 Germany 1.3 Zambia 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.6 France 0.6 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.0 Germany - 1.3 Zambia - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.6 France - 0.6 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.1 GE Aerospace 5.6 Exxon Mobil Corp 5.0 NVIDIA Corp 4.9 Boeing Co 3.5 Meta Platforms Inc Class A 3.1 GE Vernova Inc 2.9 Bank of America Corp 2.7 Apple Inc 2.6 43.0
Fidelity Advisor Diversified Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class I
Trading Symbol	FDTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.56%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9
Fidelity Advisor Diversified Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class M
Trading Symbol	FDTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9
Fidelity Advisor Capital Development Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class I
Trading Symbol	FDEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 4,751,610,291
Holdings Count | shares	172
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 18.2 Industrials 17.3 Health Care 12.4 Communication Services 9.6 Energy 9.4 Consumer Staples 4.4 Consumer Discretionary 3.2 Materials 1.4 Utilities 1.3 Real Estate 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Canada 2.0 Germany 1.3 Zambia 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.6 France 0.6 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.0 Germany - 1.3 Zambia - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.6 France - 0.6 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.1 GE Aerospace 5.6 Exxon Mobil Corp 5.0 NVIDIA Corp 4.9 Boeing Co 3.5 Meta Platforms Inc Class A 3.1 GE Vernova Inc 2.9 Bank of America Corp 2.7 Apple Inc 2.6 43.0
Fidelity Advisor Diversified Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class Z
Trading Symbol	FZACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9
Fidelity Advisor Diversified Stock Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class O
Trading Symbol	FDESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9
Fidelity Advisor Capital Development Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class A
Trading Symbol	FDTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 4,751,610,291
Holdings Count | shares	172
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 18.2 Industrials 17.3 Health Care 12.4 Communication Services 9.6 Energy 9.4 Consumer Staples 4.4 Consumer Discretionary 3.2 Materials 1.4 Utilities 1.3 Real Estate 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Canada 2.0 Germany 1.3 Zambia 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.6 France 0.6 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.0 Germany - 1.3 Zambia - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.6 France - 0.6 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.1 GE Aerospace 5.6 Exxon Mobil Corp 5.0 NVIDIA Corp 4.9 Boeing Co 3.5 Meta Platforms Inc Class A 3.1 GE Vernova Inc 2.9 Bank of America Corp 2.7 Apple Inc 2.6 43.0
Fidelity Advisor Diversified Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class A
Trading Symbol	FDTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9
Fidelity Advisor Capital Development Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class O
Trading Symbol	FDETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 4,751,610,291
Holdings Count | shares	172
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,751,610,291
Number of Holdings	172
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 18.2 Industrials 17.3 Health Care 12.4 Communication Services 9.6 Energy 9.4 Consumer Staples 4.4 Consumer Discretionary 3.2 Materials 1.4 Utilities 1.3 Real Estate 0.9 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Canada 2.0 Germany 1.3 Zambia 1.1 Netherlands 0.9 Belgium 0.8 United Kingdom 0.6 France 0.6 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.0 Germany - 1.3 Zambia - 1.1 Netherlands - 0.9 Belgium - 0.8 United Kingdom - 0.6 France - 0.6 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.1 GE Aerospace 5.6 Exxon Mobil Corp 5.0 NVIDIA Corp 4.9 Boeing Co 3.5 Meta Platforms Inc Class A 3.1 GE Vernova Inc 2.9 Bank of America Corp 2.7 Apple Inc 2.6 43.0
Fidelity Advisor Diversified Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class C
Trading Symbol	FDTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.60%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
Net Assets	$ 3,321,666,245
Holdings Count | shares	241
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,321,666,245
Number of Holdings	241
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.1 Financials 16.8 Consumer Discretionary 12.5 Health Care 11.9 Industrials 9.7 Communication Services 8.7 Materials 4.2 Energy 4.1 Real Estate 3.1 Consumer Staples 2.3 Utilities 0.4 Common Stocks 97.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 92.3 China 1.5 Canada 1.1 Italy 1.0 Netherlands 0.7 Brazil 0.7 United Kingdom 0.6 Germany 0.6 France 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 China - 1.5 Canada - 1.1 Italy - 1.0 Netherlands - 0.7 Brazil - 0.7 United Kingdom - 0.6 Germany - 0.6 France - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.8 Microsoft Corp 5.4 NVIDIA Corp 5.2 Amazon.com Inc 5.1 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 Gilead Sciences Inc 2.0 Visa Inc Class A 1.8 Baker Hughes Co Class A 1.7 35.9